Subsequent Events (Details) - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 08, 2021	Feb. 08, 2021	Feb. 07, 2021	Jan. 20, 2021	Sep. 30, 2021	Mar. 31, 2021	Oct. 12, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Aggregate principal balance					$ 49,691,000
Trade balances and other amounts		$ 2,600,000
Convertible notes					49,691,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal balance							$ 25,000,000
Outstanding equity interests				100.00%
Sale of outstanding equity				$ 125,000,000
Recognized gain on sale				$ 58,800,000
Common stock split, description			effected a 500-for-1 split of its common stock in the form of a stock dividend to SIS Holdings, the only stockholder of record as of the record date for the split
Share of common stock outstanding (in Shares)			1
Holds shares of common stock (in Shares)			500
Outstanding shares of common stock percentage			100.00%
Magnetar Financial LLC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible notes	$ 100,000,000	100,000,000
Aggregate principal amount	50,000,000
Additional aggregate principal amount	25,000,000
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal balance	25,000,000	25,000,000
Appgate paid					$ 7,373
Outstanding equity interests						89.00%
Newtown Lane Marketing, Incorporated [Member]
Subsequent Events (Details) [Line Items]
Appgate paid						$ 101,436
Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Repaid promissory note	20,600,000
Partial repayment	99,000,000
Outstanding principal and interest	133,600,000	$ 133,600,000
Extinguishment of capital contribution	34,600,000
Payments for settlements	1,000,000
Trade balances and other amounts	$ 2,600,000
Merger Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Outstanding equity interests	100.00%	100.00%
Aggregate principal amount	$ 25,000,000
Issuance paid	$ 200,000
2021 Incentive Stock Plan [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Outstanding equity interests	88.89%	88.89%